Tangible Fixed Assets and Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2021
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2020	5,314,348	25,164	5,339,512	203,323
Additions	40,116	11,245	51,361	677,456
Disposals	—	(3,029)	(3,029)	—
Transfer from vessels under construction	747,940	—	747,940	(747,940)
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	6,078,041	33,380	6,111,421	132,839
Additions	16,337	3,839	20,176	483,029
Disposals	(396,271)	—	(396,271)	—
Transfer from vessels under construction	581,952	—	581,952	(581,952)
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	6,265,547	37,219	6,302,766	33,916
Accumulated depreciation
As of January 1, 2020	907,192	5,255	912,447	—
Depreciation	165,411	790	166,201	—
Impairment loss	28,627	—	28,627	—
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	1,076,867	6,045	1,082,912	—
Depreciation	185,035	628	185,663	—
Disposals	(96,818)	—	(96,818)	—
Impairment loss	142,692	—	142,692	10,977
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	1,293,264	6,673	1,299,937	10,977
Net book value
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939

Schedule of impairment loss recognized for vessels

	As of and for the year ended
	December 31, 2021
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(23,234)	67,697
Methane Jane Elizabeth	(22,573)	70,149
Methane Lydon Volney	(21,862)	72,684
Methane Alison Victoria	(20,118)	71,587
Methane Shirley Elisabeth	(16,869)	69,069
Methane Heather Sally	(21,183)	75,964
Total	(125,839)	427,150

Schedule of new buildings on order

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(Cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Schedule of vessels under construction

	As of
	December 31,
	2020	2021
Progress shipyard installments	99,068	—
Onsite supervision costs	1,701	—
Critical spare parts, equipment and other vessel delivery expenses	32,070	22,939
Total	132,839	22,939